ANNUAL REPORT
DECEMBER 31, 1997




                    THE TRAVELERS FUND ABD
                    FOR VARIABLE ANNUITIES





[TRAVELERS LIFE & ANNUITY LOGO]

The Travelers Insurance Company
The Travelers Life and Annuity Company
One Tower Square
Hartford, CT 06183

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 1997




ASSETS:
   Investments in eligible funds at market value:
     Capital Appreciation Fund, 23,749 shares (cost $1,102,482) ..    $ 1,100,033
     Cash Income Trust, 356,422 shares (cost $356,422) ...........        356,422
     Travelers Series Fund Inc, 137,854 shares (cost $2,454,442) .      2,547,818
     The Travelers Series Trust, 379,582 shares (cost $4,751,711)       4,692,816
     Greenwich Street Series Fund, 99,306 shares (cost $1,367,507)      1,312,004
                                                                      -----------

         Total Investments (cost $10,032,564) ....................                  $10,009,093

   Receivables:
     Dividends ...................................................                          620
     Purchase payments and transfers from other Travelers accounts                      121,068
   Other assets ..................................................                           73
                                                                                    -----------

       Total Assets ..............................................                   10,130,854
                                                                                    -----------

LIABILITIES:
   Accrued liabilities ...........................................                          766
                                                                                    -----------

       Total Liabilities .........................................                          766
                                                                                    -----------

NET ASSETS:                                                                         $10,130,088
                                                                                    ===========

                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                             STATEMENT OF OPERATIONS
 FOR THE PERIOD APRIL 28, 1997 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 1997


INVESTMENT INCOME:
   Dividends ..........................................                  $   252,426

EXPENSES:
   Insurance charges ..................................    $    27,812
   Administrative charges .............................          3,062
                                                           -----------

     Total expenses ...................................                       30,874
                                                                         -----------

       Net investment income ..........................                      221,552
                                                                         -----------

REALIZED GAIN AND UNREALIZED LOSS ON
    INVESTMENTS:
   Realized gain from investment transactions:
     Proceeds from investments sold ...................      1,370,896
     Cost of investments sold .........................      1,344,561
                                                           -----------

       Net realized gain ..............................                       26,335

   Unrealized loss on investments:
     December 31, 1997 ................................                      (23,471)
                                                                         -----------

         Net realized gain and unrealized loss ........                        2,864
                                                                         -----------

   Net increase in net assets resulting from operations                  $   224,416
                                                                         ===========

                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS
 FOR THE PERIOD APRIL 28, 1997 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 1997


                                                                          1997
                                                                      ------------
OPERATIONS:
   Net investment income .........................................    $    221,552
   Net realized gain from investment transactions ................          26,335
   Unrealized loss on investments ................................         (23,471)
                                                                      ------------

     Net increase in net assets resulting from operations ........         224,416
                                                                      ------------

UNIT TRANSACTIONS:
   Participant purchase payments
     (applicable to 7,859,757 units) .............................       9,113,419
   Participant transfers from other Travelers accounts
     (applicable to 1,186,983 units) .............................       1,366,418
   Administrative charges
     (applicable to 48 units) ....................................             (57)
   Contract surrenders
     (applicable to 17,616 units) ................................         (17,700)
   Participant transfers to other Travelers accounts
     (applicable to 513,616 units) ...............................        (556,408)
                                                                      ------------

       Net increase in net assets resulting from unit transactions       9,905,672
                                                                      ------------

         Net increase in net assets ..............................      10,130,088

NET ASSETS:
   Beginning of period ...........................................              --
                                                                      ------------

   End of period .................................................    $ 10,130,088
                                                                      ============

                        See Notes to Financial Statements

                          NOTES TO FINANCIAL STATEMENTS


1.  SIGNIFICANT ACCOUNTING POLICIES

    The Travelers Fund ABD for Variable Annuities ("Fund ABD") is a separate account of The Travelers Insurance Company ("The Travelers"), an indirect wholly owned subsidiary of Travelers Group Inc., and is available for funding certain variable annuity contracts issued by The Travelers. Fund ABD is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

    Participant purchase payments applied to Fund ABD are invested in one or more eligible funds in accordance with the selection made by the contract owner. As of December 31, 1997, the eligible funds available under Fund ABD are: Capital Appreciation Fund; Cash Income Trust; Alliance Growth Portfolio, Putnam Diversified Income Portfolio and MFS Total Return Portfolio of Travelers Series Fund Inc.; Travelers Quality Bond Portfolio, Lazard International Stock Portfolio, MFS Emerging Growth Portfolio, Federated Stock Portfolio, Federated High Yield Portfolio, Large Cap Portfolio, Equity Income Portfolio and Mid Cap Disciplined Equity Fund of The Travelers Series Trust; and Diversified Strategic Income Portfolio and Appreciation Portfolio of Greenwich Street Series Fund (formerly Smith Barney Series Fund). All of the funds are Massachusetts business trusts, except Travelers Series Fund Inc. which is incorporated under Maryland law. All eligible funds are managed by affiliates of The Travelers. Not all funds may be available in all states or to all contract owners.

    The following is a summary of significant accounting policies consistently followed by Fund ABD in the preparation of its financial statements.

    SECURITY VALUATION. Investments are valued daily at the net asset values per share of the underlying funds.

    SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date.

    FEDERAL INCOME TAXES. The operations of Fund ABD form a part of the total operations of The Travelers and are not taxed separately. The Travelers is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income of Fund ABD. Fund ABD is not taxed as a "regulated investment company" under Subchapter M of the Code.

    OTHER. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.  INVESTMENTS

    The aggregate costs of purchases and proceeds from sales of investments were $11,377,125 and $1,370,896, respectively, for the period ended December 31, 1997. Realized gains and losses from investment transactions are reported on an identified cost basis. The cost of investments in eligible funds was $10,032,564 at December 31, 1997. Gross unrealized appreciation for all investments at December 31, 1997 was $100,353. Gross unrealized depreciation for all investments at December 31, 1997 was $123,824.

3.  CONTRACT CHARGES

    Insurance charges are paid for the mortality and expense risks assumed by The Travelers. These charges are equivalent to 1.25% of the average net assets of Fund ABD on an annual basis.

    Administrative fees are paid for administrative expenses incurred by The Travelers. This charge is equivalent to 0.15% of the average net assets of Fund ABD on an annual basis.

    For contracts in the accumulation phase with a contract value less than $40,000, an annual charge of $30 (prorated for partial periods) is deducted from participant account balances and paid to The Travelers to cover contract administrative charges.

    No sales charge is deducted from participant purchase payments when they are received. However, The Travelers generally assesses a contingent deferred sales charge of up to 6% if a participant's purchase payment is surrendered within seven years of its payment date. No contingent deferred sales charges were assessed for the period April 28, 1997 (date operations commenced) to December 31, 1997.

4.  NET CONTRACT OWNERS' EQUITY

                                                         DECEMBER 31, 1997
                                              ---------------------------------------
                                              ACCUMULATION     UNIT           NET
                                                 UNITS         VALUE         ASSETS
                                              ------------  ----------    -----------
Capital Appreciation Fund ...............        870,525    $    1.283    $ 1,117,147

Cash Income Trust .......................        345,682         1.033        357,014

The Travelers Series Fund Inc
   Alliance Growth Portfolio ............      1,062,634         1.319      1,401,894
   Putnam Diversified Income Portfolio ..         51,659         1.070         55,268
   MFS Total Return Portfolio ...........        962,287         1.183      1,138,838

The Travelers Series Trust
   Travelers Quality Bond Portfolio .....        378,758         1.057        400,520
   Lazard International Stock Portfolio .        849,629         1.095        930,449
   MFS Emerging Growth Portfolio ........        528,553         1.198        633,416
   Federated Stock Portfolio ............        352,550         1.285        452,941
   Federated High Yield Portfolio .......        620,667         1.140        707,404
   Large Cap Portfolio ..................        491,869         1.245        612,492
   Equity Income Portfolio ..............        639,656         1.339        856,295
   Mid Cap Disciplined Equity Fund ......        120,880         1.195        144,422

Greenwich Street Series Fund
   Diversified Strategic Income Portfolio        733,829         1.048        769,200
   Appreciation Portfolio ...............        506,282         1.092        552,788
                                                                          -----------
Net Contract Owners' Equity .............                                 $10,130,088
                                                                          ===========

5.  STATEMENT OF INVESTMENTS

INVESTMENT OPTIONS                                               NO. OF          MARKET
                                                                 SHARES          VALUE
                                                               -----------    -----------
   CAPITAL APPRECIATION FUND (11.0%)
       Total (Cost $1,102,482)                                      23,749    $ 1,100,033
                                                               -----------    -----------

   CASH INCOME TRUST (3.6%)
       Total (Cost $356,422)                                       356,422        356,422
                                                               -----------    -----------

   TRAVELERS SERIES FUND INC. (25.4%)
     Alliance Growth Portfolio (Cost $1,322,168)                    63,830      1,381,914
     Putnam Diversified Income Portfolio (Cost $53,852)              4,436         55,272
     MFS Total Return Portfolio (Cost $1,078,422)                   69,588      1,110,632
                                                               -----------    -----------
       Total (Cost $2,454,442)                                     137,854      2,547,818
                                                               -----------    -----------

   THE TRAVELERS SERIES TRUST (46.9%)
     Travelers Quality Bond Portfolio (Cost $413,233)               38,663        400,550
     Lazard International Stock Portfolio (Cost $944,550)           80,425        930,520
     MFS Emerging Growth Portfolio (Cost $633,909)                  49,639        623,462
     Federated Stock Portfolio (Cost $454,363)                      32,030        442,975
     Federated High Yield Portfolio (Cost $703,997)                 61,039        692,183
     Large Cap Portfolio (Cost $609,507)                            45,373        612,538
     Equity Income Portfolio (Cost $842,198)                        60,830        846,144
     Mid Cap Disciplined Equity Fund (Cost $149,954)                11,583        144,444
                                                               -----------    -----------
       Total (Cost $4,751,711)                                     379,582      4,692,816
                                                               -----------    -----------

   GREENWICH STREET SERIES FUND (13.1%)
     Diversified Strategic Income Portfolio (Cost $805,206)         69,897        761,174
     Appreciation Portfolio (Cost $562,301)                         29,409        550,830
                                                               -----------    -----------
       Total (Cost $1,367,507)                                      99,306      1,312,004
                                                               -----------    -----------

TOTAL INVESTMENT OPTIONS (100%)
   (COST $10,032,564)                                                         $10,009,093
                                                                              ===========

6. SCHEDULE OF FUND ABD OPERATIONS AND CHANGES IN NET ASSETS FOR THE PERIOD APRIL 28, 1997 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 1997



                                                                                                         PUTNAM
                                                         CAPITAL                        ALLIANCE       DIVERSIFIED      MFS TOTAL
                                                       APPRECIATION       CASH           GROWTH          INCOME           RETURN
                                                          FUND        INCOME TRUST      PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                       -----------     -----------     -----------     -----------     -----------
INVESTMENT INCOME:
Dividends .........................................    $         7     $     5,361     $        --     $        --     $        --
                                                       -----------     -----------     -----------     -----------     -----------

EXPENSES:
Insurance charges .................................          2,852           1,279           2,865             186           2,403
Administrative fees ...............................            328             159             333              23             288
                                                       -----------     -----------     -----------     -----------     -----------
      Net investment income (loss) ................         (3,173)          3,923          (3,198)           (209)         (2,691)
                                                       -----------     -----------     -----------     -----------     -----------

REALIZED GAIN AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain from investment transactions:
    Proceeds from investments sold ................         40,269         374,664         749,839             117          10,193
    Cost of investments sold ......................         35,457         374,664         745,650             113           9,308
                                                       -----------     -----------     -----------     -----------     -----------

      Net realized gain ...........................          4,812              --           4,189               4             885
                                                       -----------     -----------     -----------     -----------     -----------

Unrealized gain (loss) on investments:
    End of period .................................         (2,449)             --          59,746           1,420          32,210
                                                       -----------     -----------     -----------     -----------     -----------

Net increase (decrease) in net assets
      resulting from operations ...................           (810)          3,923          60,737           1,215          30,404
                                                       -----------     -----------     -----------     -----------     -----------



UNIT TRANSACTIONS:
Participant purchase payments .....................      1,021,535         668,068       1,238,242          51,783         940,526
Participant transfers from other Travelers accounts        122,922          75,838         133,061           2,270         172,906
Administrative charges ............................             (7)             --              (1)             --              (5)
Contract surrenders ...............................             --          (1,993)             --              --            (520)
Participant transfers to other Travelers accounts .        (26,493)       (388,822)        (30,145)             --          (4,473)
                                                       -----------     -----------     -----------     -----------     -----------

    Net increase in net assets resulting
      from unit transactions ......................      1,117,957         353,091       1,341,157          54,053       1,108,434
                                                       -----------     -----------     -----------     -----------     -----------

      Net increase in net assets ..................      1,117,147         357,014       1,401,894          55,268       1,138,838



NET ASSETS:
    Beginning of period ...........................             --              --              --              --              --
                                                       -----------     -----------     -----------     -----------     -----------

    End of period .................................    $ 1,117,147     $   357,014     $ 1,401,894     $    55,268     $ 1,138,838
                                                       ===========     ===========     ===========     ===========     ===========

                    LAZARD
  TRAVELERS      INTERNATIONAL    MFS EMERGING       FEDERATED        FEDERATED
QUALITY BOND         STOCK           GROWTH            STOCK          HIGH YIELD       LARGE CAP      EQUITY INCOME
  PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
  ---------        ---------        ---------        ---------        ---------        ---------        ---------
  $  16,972        $   7,546        $  10,056        $  29,138        $  38,000        $  10,830        $  36,350
  ---------        ---------        ---------        ---------        ---------        ---------        ---------


        636            4,280            1,509            1,299            2,421            1,303            2,837
         76              320              156              155              288              156              298
  ---------        ---------        ---------        ---------        ---------        ---------        ---------
     16,260            2,946            8,391           27,684           35,291            9,371           33,215
  ---------        ---------        ---------        ---------        ---------        ---------        ---------




      1,454           29,137           49,211           37,541            2,962           13,262           50,308
      1,389           28,239           42,869           34,726            2,762           12,688           45,269
  ---------        ---------        ---------        ---------        ---------        ---------        ---------

         65              898            6,342            2,815              200              574            5,039
  ---------        ---------        ---------        ---------        ---------        ---------        ---------


    (12,683)         (14,030)         (10,447)         (11,388)         (11,814)           3,031            3,946
  ---------        ---------        ---------        ---------        ---------        ---------        ---------


      3,642          (10,186)           4,286           19,111           23,677           12,976           42,200
  ---------        ---------        ---------        ---------        ---------        ---------        ---------




    355,224          762,470          592,343          422,565          672,841          544,424          722,562
     42,653          180,078           47,324           36,084           34,082           55,094          144,783
         (3)             (12)              (3)             (10)              --               (2)              (8)
       (996)          (1,901)              --             (537)          (6,345)              --           (3,758)
         --               --          (10,534)         (24,272)         (16,851)              --          (49,484)
  ---------        ---------        ---------        ---------        ---------        ---------        ---------


    396,878          940,635          629,130          433,830          683,727          599,516          814,095
  ---------        ---------        ---------        ---------        ---------        ---------        ---------

    400,520          930,449          633,416          452,941          707,404          612,492          856,295


         --               --               --               --               --               --               --
  ---------        ---------        ---------        ---------        ---------        ---------        ---------

  $ 400,520        $ 930,449        $ 633,416        $ 452,941        $ 707,404        $ 612,492        $ 856,295
  =========        =========        =========        =========        =========        =========        =========

6. SCHEDULE OF FUND ABD OPERATIONS AND CHANGES IN NET ASSETS FOR THE PERIOD APRIL 28, 1997 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 1997 (CONTINUED)



                                                          MID CAP         DIVERSIFIED
                                                        DISCIPLINED      STRATEGIC FUND     APPRECIATION
                                                        EQUITY FUND        PORTFOLIO          PORTFOLIO         COMBINED
                                                        ------------      ------------      ------------      ------------
INVESTMENT INCOME:
Dividends .........................................     $      9,833      $     56,410      $     31,923      $    252,426
                                                        ------------      ------------      ------------      ------------

EXPENSES:
Insurance charges .................................              308             1,862             1,772            27,812
Administrative fees ...............................               39               221               222             3,062
                                                        ------------      ------------      ------------      ------------
      Net investment income (loss) ................            9,486            54,327            29,929           221,552
                                                        ------------      ------------      ------------      ------------

REALIZED GAIN AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain from investment transactions:
    Proceeds from investments sold ................              433             3,584             7,922         1,370,896
    Cost of investments sold ......................              375             3,447             7,605         1,344,561
                                                        ------------      ------------      ------------      ------------

      Net realized gain ...........................               58               137               317            26,335
                                                        ------------      ------------      ------------      ------------

Unrealized gain (loss) on investments:
    End of period .................................           (5,510)          (44,032)          (11,471)          (23,471)
                                                        ------------      ------------      ------------      ------------

Net increase (decrease) in net assets
      resulting from operations ...................            4,034            10,432            18,775           224,416
                                                        ------------      ------------      ------------      ------------



UNIT TRANSACTIONS:
Participant premium payments ......................          123,893           498,149           498,794         9,113,419
Participant transfers from other Travelers accounts           16,702           262,819            39,802         1,366,418
Administrative charges ............................               (3)               --                (3)              (57)
Contract surrenders ...............................               --                --            (1,650)          (17,700)
Participant transfers to other Travelers accounts .             (204)           (2,200)           (2,930)         (556,408)
                                                        ------------      ------------      ------------      ------------

    Net increase in net assets resulting
      from unit transactions ......................          140,388           758,768           534,013         9,905,672
                                                        ------------      ------------      ------------      ------------

      Net increase in net assets ..................          144,422           769,200           552,788        10,130,088



NET ASSETS:
    Beginning of period ...........................               --                --                --                --
                                                        ------------      ------------      ------------      ------------

    End of period .................................     $    144,422      $    769,200      $    552,788      $ 10,130,088
                                                        ============      ============      ============      ============

7. SCHEDULE OF ACCUMULATION UNITS FOR FUND ABD FOR THE PERIOD APRIL 28, 1997 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 1997


                                                                                                       PUTNAM
                                                   CAPITAL                           ALLIANCE       DIVERSIFIED
                                                 APPRECIATION         CASH            GROWTH           INCOME
                                                     FUND         INCOME TRUST       PORTFOLIO       PORTFOLIO
                                                 ------------     ------------     -------------     ----------
Accumulation units beginning of period .....               --               --                --             --
Accumulation units purchased and
   transferred from other Travelers accounts          892,145          727,250         1,086,570         51,659
Accumulation units redeemed and
   transferred to other Travelers accounts .          (21,620)        (381,568)          (23,936)            --
                                                 ------------     ------------     -------------     ----------
Accumulation units end of period ...........          870,525          345,682         1,062,634         51,659
                                                 ============     ============     =============     ==========

                                                                                      LAZARD
                                                  MFS TOTAL        TRAVELERS       INTERNATIONAL    MFS EMERGING
                                                   RETURN         QUALITY BOND         STOCK           GROWTH
                                                  PORTFOLIO        PORTFOLIO         PORTFOLIO       PORTFOLIO
                                                 ------------     ------------     -------------     ----------
Accumulation units beginning of period .....               --               --                --             --
Accumulation units purchased and
   transferred from other Travelers accounts          966,589          379,710           851,367        537,885
Accumulation units redeemed and
   transferred to other Travelers accounts .           (4,302)            (952)           (1,738)        (9,332)
                                                 ------------     ------------     -------------     ----------
Accumulation units end of period ...........          962,287          378,758           849,629        528,553
                                                 ============     ============     =============     ==========


                                                  FEDERATED        FEDERATED
                                                    STOCK          HIGH YIELD        LARGE CAP     EQUITY INCOME
                                                  PORTFOLIO        PORTFOLIO         PORTFOLIO       PORTFOLIO
                                                 ------------     ------------     -------------     ----------
Accumulation units beginning of period .....               --               --                --             --
Accumulation units purchased and
   transferred from other Travelers accounts          372,640          641,291           491,871        680,203
Accumulation units redeemed and
   transferred to other Travelers accounts .          (20,090)         (20,624)               (2)       (40,547)
                                                 ------------     ------------     -------------     ----------
Accumulation units end of period ...........          352,550          620,667           491,869        639,656
                                                 ============     ============     =============     ==========

                                                                   DIVERSIFIED
                                                   MID CAP          STRATEGIC
                                                 DISCIPLINED          INCOME       APPRECIATION
                                                 EQUITY FUND        PORTFOLIO        PORTFOLIO        COMBINED
                                                 ------------     -------------    -------------     ----------
Accumulation units beginning of period .....               --               --                --             --
Accumulation units purchased and
   transferred from other Travelers accounts          121,060          735,943           510,557      9,046,740
Accumulation units redeemed and
   transferred to other Travelers accounts .             (180)          (2,114)           (4,275)      (531,280)
                                                 ------------     ------------     -------------     ----------
Accumulation units end of period ...........          120,880          733,829           506,282      8,515,460
                                                 ============     ============     =============     ==========

                        REPORT OF INDEPENDENT ACCOUNTANTS


To the Owners of Variable Annuity Contracts of
   The Travelers Fund ABD for Variable Annuities:


We have audited the accompanying statement of assets and liabilities of The Travelers Fund ABD for Variable Annuities as of December 31, 1997, and the related statement of operations and changes in net assets for the period April 28, 1997 (date operations commenced) to December 31, 1997. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of shares owned as of December 31, 1997, by correspondence with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Fund ABD for Variable Annuities as of December 31, 1997, the results of its operations and the changes in its net assets for the period April 28, 1997 (date operations commenced) to December 31, 1997, in conformity with generally accepted accounting principles.


COOPERS & LYBRAND L.L.P.


Hartford, Connecticut
February 19, 1998

                             Independent Accountants
                            COOPERS & LYBRAND L.L.P.
                              Hartford, Connecticut




This report is prepared for the general information of contract owners and is not an offer of shares of The Travelers Fund ABD for Variable Annuities or Fund ABD's underlying funds. It should not be used in connection with any offer except in conjunction with the Prospectuses for the Variable Annuity products offered by The Travelers Insurance Company and the Prospectuses of the underlying funds, which collectively contain all pertinent information, including the applicable sales commissions.





FNDABD   (Annual)   (12-97)   Printed in U.S.A.